DISCONTINUED OPERATIONS (Details) ¥ in Billions		1 Months Ended	12 Months Ended
	Sep. 25, 2017 USD ($) shares	Oct. 31, 2019 shares	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Sep. 25, 2017 CNY (¥)	Sep. 25, 2017 USD ($)
Debt, Long-term and Short-term, Combined Amount			$ 41,627,633		$ 85,899,614
Waive of Payable to Discontinued Operations	$ 217,400,000
Stock Issued During Period, Shares, New Issues | shares	180,000,000	100,000,000
Stock Issued During Period, Value, New Issues	$ 42,480,000		$ 10,894,890	$ 42,480,000
Manufacturing and LED Distribution Businesses [Member]
Debt, Long-term and Short-term, Combined Amount						¥ 3	$ 461,000,000
American Depositary Shares [Member]
Stock Issued During Period, Shares, New Issues | shares	18,000,000